Expense Example	May 01, 2026 USD ($)
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
CHAMPLAIN SMALL COMPANY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
CHAMPLAIN MID CAP FUND | Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
CHAMPLAIN MID CAP FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
CHAMPLAIN STRATEGIC FOCUS FUND | Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,221
Expense Example, with Redemption, 10 Years	2,767
CHAMPLAIN STRATEGIC FOCUS FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,514
VONTOBEL INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,253
VONTOBEL INTERNATIONAL EQUITY FUND | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,592
VONTOBEL INTERNATIONAL EQUITY FUND | Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,361
Vontobel Global Equity Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	613
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,651
Vontobel Global Equity Fund | Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	2,930
Vontobel Global Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,464
Vontobel U.S. Equity Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	1,081
Expense Example, with Redemption, 5 Years	2,076
Expense Example, with Redemption, 10 Years	4,585
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	1,507
Expense Example, with Redemption, 10 Years	3,453
Vontobel U.S. Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	1,126
Expense Example, with Redemption, 5 Years	2,197
Expense Example, with Redemption, 10 Years	4,862
Vontobel International Equity Active ETF | Vontobel International Equity Active ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	723
Expense Example, with Redemption, 5 Years	1,410
Expense Example, with Redemption, 10 Years	$ 3,244